CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Current assets:
Cash and cash equivalents	¥ 2,505,071	¥ 2,656,860
Accounts receivable, net	44,809	38,523
Real estate inventory	16,467,988	10,134,739
Contract assets	102,690	141,418
Prepaid and other current assets	963,227	381,581
Total current assets	20,083,785	13,353,121
Property and equipment, net	5,041,619	5,796,381
Intangible asset, net	15,692	35,396
Investments in marketable securities	28,724	25,303
Right-of-use assets, operating lease, net	1,631,748	820,786
Investments	134,261	122,101
Other assets	381,692	326,746
Total assets	27,317,521	20,479,834
Current liabilities:
Accounts payable	1,201,456	1,035,712
Current portion of notes payable	11,286,279	7,599,606
Contract liabilities	712,362	337,483
Current portion of operating lease liabilities	244,390	201,313
Accrued expenses and other current liabilities	333,008	764,920
Total current liabilities	13,777,495	9,939,034
Notes payable, net of current portion	6,253,645	4,557,855
Deferred tax liabilities, net	99,762	89,638
Operating lease liabilities, net of current portion	1,387,525	621,962
Other liabilities	259,853	240,632
Total liabilities	21,778,280	15,449,121
SHAREHOLDERS' EQUITY
Common stock, 50,000,000 shares authorized, 15,628,000 shares issued and 13,641,900 shares outstanding as of June 30, 2026 and 2025 with no stated par value	1,207,055	1,207,055
Retained earnings	4,471,514	3,965,673
Treasury stock, at cost, 1,986,100 shares as of June 30, 2026 and 2025	(154,121)	(154,121)
Non-controlling interest	(8,456)	(8,456)
Accumulated translation gain	23,249	20,562
Total shareholders' equity	5,539,241	5,030,713
Total liabilities and shareholders' equity	¥ 27,317,521	¥ 20,479,834